PROPERTY PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 387,036	$ 353,043